Consolidated Balance Sheets - USD ($) $ in Millions	Apr. 30, 2015	Apr. 30, 2014
Current Assets
Cash and cash equivalents	$ 125.6	$ 153.5
Trade receivables, less allowance for doubtful accounts	430.1	309.4
Inventories:
Finished products	815.0	571.5
Raw materials	348.6	359.5
Total Inventories	1,163.6	931.0
Other current assets	333.0	145.2
Total Current Assets	2,052.3	1,539.1
Property, Plant, and Equipment
Land and land improvements	113.7	99.7
Buildings and fixtures	666.3	516.0
Machinery and equipment	1,783.8	1,384.0
Construction in progress	135.3	163.9
Property, Plant, and Equipment, Gross	2,699.1	2,163.6
Accumulated depreciation	(1,020.8)	(898.0)
Total Property, Plant, and Equipment	1,678.3	1,265.6
Other Noncurrent Assets
Goodwill	6,009.8	3,098.2
Other intangible assets - net	6,950.3	3,024.3
Other noncurrent assets	191.9	133.0
Total Other Noncurrent Assets	13,152.0	6,255.5
Total Assets	16,882.6	9,060.2
Current Liabilities
Accounts payable	402.8	289.2
Accrued compensation	100.4	57.3
Accrued trade marketing and merchandising	104.9	58.5
Dividends payable	76.5	59.0
Current portion of long-term debt	0.0	100.0
Short-term borrowings	226.0	243.2
Other current liabilities	112.0	78.6
Total Current Liabilities	1,022.6	885.8
Noncurrent Liabilities
Long-term debt	5,944.9	1,873.1
Defined benefit pensions	188.9	135.7
Other postretirement benefits	74.6	58.5
Deferred income taxes	2,473.3	1,020.7
Other noncurrent liabilities	91.4	56.8
Total Noncurrent Liabilities	8,773.1	3,144.8
Total Liabilities	9,795.7	4,030.6
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 6,000,000 shares; outstanding - none	0.0	0.0
Common shares - no par value: Authorized - 300,000,000 shares; outstanding - 119,577,333 at April 30, 2015, and 101,697,400 at April 30, 2014 (net of 26,920,397 and 26,907,765 treasury shares, respectively), at stated value	29.9	25.4
Additional capital	6,007.7	3,965.8
Retained income	1,159.2	1,091.0
Amount due from ESOP Trust	(0.1)	(1.0)
Accumulated other comprehensive loss	(109.8)	(51.6)
Total Shareholders' Equity	7,086.9	5,029.6
Total Liabilities and Shareholders' Equity	$ 16,882.6	$ 9,060.2